SEGMENT REPORTING	6 Months Ended
Jun. 30, 2022
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Effective in the second quarter of 2022, the Company's operations are organized into three operating segments: Reinsurance, PRT and Direct Insurance. These segments are regularly reviewed by the Company’s chief operating decision maker (“CODM”) for the purpose of allocating resources to the segment and to assess its performance. Prior to this, operations were attributable to two segments: Reinsurance and PRT. During the second quarter of 2022, the Company acquired American National and thus, reporting to the CODM was changed. The periods presented prior to the acquisition of American National reflect the Company's operations attributable to two segments.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings ( "Distributable Operating Earnings", or "DOE").
Distributable Operating Earnings is calculated as net income excluding the impact of depreciation and amortization, deferred income taxes, net income from our equity accounted investments, mark-to-market on investments and derivatives, breakage and transaction costs, and is inclusive of our proportionate share of adjusted earnings from our investments in associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums	$221	$1,010	$223	$1,454
Other net investment income, including funds withheld	49	24	101	174
Segment revenues	270	1,034	324	1,628
Proportionate share of equity accounted investment adjusted earnings	15	—	—	15
Benefits paid on insurance contracts, net	(69)	(34)	(181)	(284)
Changes in insurance reserves, net	(210)	(992)	(1)	(1,203)
Changes in deferred acquisition costs	35	—	17	52
Interest credited to other policyholder account balances	—	—	(5)	(5)
Other reinsurance expenses	(28)	—	(62)	(90)
Operating expenses excluding transactions costs	(2)	(3)	(44)	(49)
Interest expense	(5)	—	(5)	(10)
Current income tax recovery	—	—	1	1
Segment DOE	6	5	44	55
Corporate expenses				(9)
Interest expense on junior preferred shares				(11)
Depreciation expense				(3)
Income tax expenses				(7)
Transaction costs				(20)
Other mark-to-market on investments and derivatives				(38)
Other corporate activities				—
Less: Proportionate share of equity accounted investment adjusted earnings				(15)
Add: Income from equity accounted investments				49
Net income				$1

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $81 million of insurance contracts ceded to other counterparties.

FOR THE SIX MONTHS ENDED JUN. 30 2022 US$ MILLIONS	Reinsurance[1]	Pension Risk Transfer[2]	Direct Insurance[3]	Total
Net premiums	$426	$1,119	$223	$1,768
Other net investment income, including funds withheld	86	58	101	245
Segment revenues	512	1,177	324	2,013
Proportionate share of equity accounted investment adjusted earnings	31	—	—	31
Benefits paid on insurance contracts, net	(173)	(64)	(181)	(418)
Changes in insurance reserves, net	(346)	(1,101)	(1)	(1,448)
Changes in deferred acquisition costs	59	—	17	76
Interest credited to other policyholder account balances	—	—	(5)	(5)
Other reinsurance expenses	(55)	—	(62)	(117)
Operating expenses excluding transactions costs	(7)	(6)	(44)	(57)
Interest expense	(11)	—	(5)	(16)
Current income tax recovery	—	—	1	1
Segment DOE	10	6	44	60
Corporate expenses				(13)
Interest expense on junior preferred shares				(11)
Depreciation expense				(3)
Income tax expenses				(12)
Transaction costs				(24)
Other mark-to-market on investments and derivatives				90
Other corporate activities				11
Less: Proportionate share of equity accounted investment adjusted earnings				(31)
Add: Income from equity accounted investments				62
Net income				$129

1.Net premiums in our Reinsurance segment are attributed to insurance contracts assumed from other companies.
2.Net premiums in our PRT segment include $1 million of insurance contracts ceded to other counterparties.
3.Net premiums in our Direct Insurance segment include $81 million of insurance contracts ceded to other counterparties.

FOR THE THREE MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$50	$—	$50
Other net investment income, including funds withheld	—	9	—	9
Segment revenues	—	59	—	59
Benefits paid on insurance contracts, net	—	(15)	—	(15)
Changes in insurance reserves, net	—	(39)	—	(39)
Other reinsurance expenses	—	—	—	—
Operating expenses excluding transactions costs	—	(6)	—	(6)
Segment DOE	—	(1)	—	(1)
Income tax expense				—
Other mark-to-market on investments and derivatives				3
Net income				$2

FOR THE SIX MONTHS ENDED JUN. 30 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Total
Net premiums	$—	$52	$—	$52
Other net investment income, including funds withheld	—	20	—	20
Segment revenues	—	72	—	72
Benefits paid on insurance contracts, net	—	(26)	—	(26)
Changes in insurance reserves, net	—	(40)	—	(40)
Other reinsurance expenses	—	—	—	—
Operating expenses excluding transactions costs	—	(9)	—	(9)
Segment DOE	—	(3)	—	(3)
Income tax expense				—
Transaction costs				1
Other mark-to-market on investments and derivatives				7
Net income				$5
Our Reinsurance business is focused primarily on the reinsurance of annuity-based products and transacts with direct insurers and other reinsurers.
For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, liabilities and common equity attributable to each segment.

AS AT JUN.30, 2022 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,782	$3,119	$28,912	$1,206	$41,019
Liabilities	6,806	2,828	25,359	4,718	39,711
Equity	976	291	3,553	(3,512)	1,308

AS AT DEC.31, 2021 US$ MILLIONS	Reinsurance	Pension Risk Transfer	Direct Insurance	Other[1]	Total
Assets	$7,921	$2,473	$—	$1,099	$11,493
Liabilities	6,803	2,269	—	986	10,058
Equity	1,118	204	—	113	1,435
1 .Other represents assets, liabilities and common equity attributable to other activities that do not constitute a segment.